Leases (Details) - Schedule of operating lease related activities - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Other assets - Right-of-Use assets	$ 500	$ 501
Accumulated amortization	158	91
Operating lease Right-of-Use assets, net	342	410
Lease liabilities – current - Accounts payable and accrued liabilities	123	123
Lease liabilities – noncurrent	236	298
Total operating lease liabilities	$ 359	$ 421
Weighted average remaining lease term in years	2 years 302 days	3 years 120 days
Weighted average annual discount rate	10.70%	10.70%
2020 (after June 30)	$ 83
2021	154
2022	135
2023	73
Total undiscounted lease liability	445
Less: Imputed interest	(86)
Present value of lease liabilities	$ 359